Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000254615 | B63H849 | Rolls-Royce Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000254615 | 531229755 | Liberty Media Corp-Liberty Formula One, Class C
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000254615 | 71377A103 | Performance Food Group Company
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000254615 | BMX86B7 | Haleon plc
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000254615 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000254615 | B1WT5G2 | DSV A/S
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000254615 | 122017106 | Burlington Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000254615 | 224408104 | Crane Company
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000254615 | 127387108 | Cadence Design Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000254615 | 48251W104 | KKR & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000254615 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000254615 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000254615 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000254615 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000254615 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000254615 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000254615 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000254615 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	96.10%
C000254615 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.90%
C000254614 | B63H849 | Rolls-Royce Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000254614 | 531229755 | Liberty Media Corp-Liberty Formula One, Class C
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000254614 | 71377A103 | Performance Food Group Company
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000254614 | BMX86B7 | Haleon plc
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000254614 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000254614 | B1WT5G2 | DSV A/S
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000254614 | 122017106 | Burlington Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000254614 | 224408104 | Crane Company
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000254614 | 127387108 | Cadence Design Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000254614 | 48251W104 | KKR & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000254614 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000254614 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000254614 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000254614 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000254614 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000254614 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000254614 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000254614 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	96.10%
C000254614 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.90%